Property and Equipment - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	₨ 23,489.7	$ 285.8	₨ 16,816.9	₨ 13,860.2